Related Party Transactions (Details) - Schedule of Balances for the Convertible Extension Notes - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Balances for the Convertible Extension Notes [Line Items]
Balance		$ 3,461,944	$ 0
Balance	$ 3,461,944		3,461,944
Convertible Extension Note [Member]
Related Party Transactions (Details) - Schedule of Balances for the Convertible Extension Notes [Line Items]
Balance	3,461,944	3,461,944
Proceeds			3,461,944
Balance	3,461,944	3,461,944	3,461,944
Fair value adjustment [Member]
Related Party Transactions (Details) - Schedule of Balances for the Convertible Extension Notes [Line Items]
Balance	(2,400,227)	(2,424,672)
Fair value adjustment	(39,806)	24,445	(2,424,672)
Balance	(2,440,033)	(2,400,227)	(2,424,672)
Convertible Extension Note Carrying value [Member]
Related Party Transactions (Details) - Schedule of Balances for the Convertible Extension Notes [Line Items]
Balance	1,061,717	1,037,272
Proceeds			3,461,944
Fair value adjustment	(39,806)	24,445	(2,424,672)
Balance	$ 1,021,911	$ 1,061,717	$ 1,037,272